Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	23 Months Ended	28 Months Ended	31 Months Ended	47 Months Ended	48 Months Ended	51 Months Ended	55 Months Ended	60 Months Ended	66 Months Ended	98 Months Ended	100 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Jan. 16, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Sep. 20, 2022	Aug. 31, 2022	May 31, 2022	Apr. 25, 2022	Feb. 28, 2022	Jan. 24, 2022	Aug. 31, 2021	Feb. 28, 2021	Oct. 05, 2020	Sep. 01, 2020	Aug. 31, 2020	Jun. 15, 2020	Feb. 29, 2020	Feb. 05, 2020	Aug. 31, 2019	Mar. 04, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Jun. 28, 2016	Apr. 20, 2016	Sep. 16, 2015	Aug. 31, 2015	Aug. 31, 2014
C000140043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,136	$ 10,136	$ 10,136	$ 10,136	$ 10,136	$ 10,136	$ 10,136	$ 10,136	$ 10,136	$ 10,136	$ 10,136	$ 10,136	$ 10,136	$ 10,136										$ 9,717					$ 11,873					$ 9,919				$ 8,724				$ 8,380		$ 8,218	$ 7,148	$ 8,563				$ 8,766	$ 10,000
Average Annual Return, Percent	4.32%								3.88%					0.14%
C000140043 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	2.72%								4.04%					0.05%
C000145378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,447	13,447	13,447	13,447	13,447	13,447	13,447	13,447	$ 13,447	13,447	13,447	13,447	13,447	$ 13,447										11,020					9,628					10,523				8,321				9,069		9,611	9,251	8,290				8,674	10,000
Average Annual Return, Percent	22.02%								8.20%					3.01%
C000145378 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	22.33%								8.22%					3.03%
C000087423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 9,395	9,395	9,395	9,395	9,395	9,395	9,395	9,395	$ 9,395	9,395	9,395	9,395	9,395	$ 9,395										9,459					9,522					8,302				7,556				9,570		8,780	9,829	9,314				7,187	10,000
Average Annual Return, Percent	(0.68%)								(0.37%)					(0.62%)
C000087423 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(1.31%)								(0.50%)					(0.78%)
C000087775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 8,317	8,317	8,317	8,317	8,317	8,317	8,317	8,317	$ 8,317	8,317	8,317	8,317	8,317	$ 8,317										8,880					8,381					10,298				7,901				9,682		6,527	8,470	5,805				3,999	10,000
Average Annual Return, Percent	(6.34%)								(2.99%)					(1.83%)
C000087775 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(6.58%)								(2.95%)					(1.80%)
C000072477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 14,843	14,843	14,843	14,843	14,843	14,843	14,843	14,843	$ 14,843	14,843	14,843	14,843	14,843	$ 14,843										11,224					8,498					8,477				9,800				10,292		11,037	10,757	9,203				6,385	10,000
Average Annual Return, Percent	32.24%								7.60%					4.03%
C000072477 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	32.86%								7.68%					4.05%
C000087424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 16,775	16,775	16,775	16,775	16,775	16,775	16,775	16,775	$ 16,775	16,775	16,775	16,775	16,775	$ 16,775										15,042					15,232					20,031				18,795				15,570		14,285	12,984	12,490				8,299	10,000
Average Annual Return, Percent	11.52%								1.50%					5.31%
C000087424 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	11.93%								1.48%					5.24%
C000150700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 20,646	20,646	20,646	20,646	20,646	20,646	20,646	20,646	$ 20,646	20,646	20,646	20,646	$ 20,646	$ 20,646										19,390					20,671					18,861				12,974				13,267		12,741	10,961	8,836			$ 10,000
Average Annual Return, Percent	6.48%								9.25%				8.43%
C000150700 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	6.54%								9.25%				8.45%
C000210083 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 16,004	16,004	16,004	16,004	16,004	16,004	16,004	16,004	$ 16,004	$ 16,004	16,004	16,004	$ 16,004	16,004										13,007					10,709					12,110				9,957				9,790	$ 10,000
Average Annual Return, Percent	23.04%								10.33%	8.94%
C000210083 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	22.24%								10.24%	8.83%
C000087422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 6,930	6,930	6,930	6,930	6,930	6,930	6,930	6,930	$ 6,930	$ 6,930	6,930	6,930	6,930	$ 6,930										8,117					9,749					14,408				11,682				9,638		11,155	11,091	9,620				8,706	10,000
Average Annual Return, Percent	(14.63%)								(6.39%)					(3.60%)
C000087422 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(15.88%)								(6.56%)					(3.56%)
C000217590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,363	10,363	10,363	10,363	10,363	10,363	10,363	$ 10,363	$ 10,363	10,363	10,363	10,363	10,363	$ 10,363						$ 9,514				9,418		$ 9,296			9,463			$ 11,103		12,660	$ 12,348			10,154		$ 9,179	$ 10,000
Average Annual Return, Percent	10.04%							0.78%
C000217590 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	9.87%							0.60%
C000087428 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,057	11,057	11,057	11,057	11,057	11,057	11,057	$ 11,057	$ 11,057	11,057	11,057	11,057	11,057	$ 11,057										8,210					5,296					9,522				7,471				8,176		9,467	10,465	6,761				7,969	10,000
Average Annual Return, Percent	34.67%								6.22%					1.01%
C000087428 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	34.53%								6.20%					1.00%
C000087875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 8,070	8,070	8,070	8,070	8,070	8,070	8,070	8,070	$ 8,070	8,070	8,070	8,070	8,070	$ 8,070										6,962					7,419					8,398				7,266				9,335		8,897	9,608	10,429				9,379	10,000
Average Annual Return, Percent	15.91%								(2.87%)					(2.12%)
C000087875 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	15.93%								(3.00%)					(2.18%)
C000108737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 15,330	15,330	15,330	15,330	15,330	15,330	15,330	15,330	$ 15,330	15,330	15,330	15,330	15,330	$ 15,330										13,463					13,259					18,636				14,405				11,943		13,455	12,336	10,003				9,210	10,000
Average Annual Return, Percent	13.87%								5.12%					4.36%
C000108737 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	13.95%								5.15%					4.40%
C000133234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 29,208	29,208	29,208	29,208	29,208	29,208	29,208	29,208	$ 29,208	29,208	29,208	29,208	29,208	$ 29,208										23,161					18,227					17,795				14,342				12,977		14,114	12,707	10,459				12,008	10,000
Average Annual Return, Percent	26.11%								17.62%					11.31%
C000133234 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	26.22%								17.61%					11.31%
C000098688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 9,949	9,949	9,949	9,949	9,949	9,949	9,949	9,949	$ 9,949	9,949	9,949	9,949	9,949	$ 9,949										10,370					11,198					15,728				16,677				12,236		12,984	13,012	9,702				9,014	10,000
Average Annual Return, Percent	(4.06%)								(4.05%)					(0.05%)
C000098688 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(4.08%)								(4.11%)					(0.04%)
C000108733 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 29,932	29,932	29,932	29,932	29,932	29,932	29,932	29,932	$ 29,932	29,932	29,932	29,932	29,932	$ 29,932										23,712					19,202					25,289				18,431				13,210		14,267	13,908	11,454				10,843	10,000
Average Annual Return, Percent	26.23%								17.77%					11.59%
C000108733 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	26.16%								17.83%					11.58%
C000170246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 20,040	20,040	20,040	20,040	20,040	20,040	20,040	20,040	$ 20,040	20,040	$ 20,040	20,040	20,040	$ 20,040										16,728					14,125					17,778				14,032				13,099		13,460	12,863	10,979	$ 10,000
Average Annual Return, Percent	19.80%								8.88%		8.87%
C000170246 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	19.65%								8.83%		8.86%
C000218229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 15,874	15,874	15,874	15,874	15,874	$ 15,874	15,874	15,874	$ 15,874	15,874	$ 15,874	15,874	15,874	15,874						15,524				14,650		14,753			15,931			15,752		13,703	11,097		$ 10,000
Average Annual Return, Percent	8.36%					12.25%
C000218229 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	9.94%					12.57%
C000087779 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 22,666	22,666	22,666	22,666	22,666	$ 22,666	22,666	22,666	$ 22,666	22,666	22,666	22,666	22,666	$ 22,666										18,677					13,478					19,300				13,320				12,143		14,028	13,065	11,461				11,710	10,000
Average Annual Return, Percent	21.43%								13.30%					8.53%
C000087779 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	21.53%								13.27%					8.56%
C000106876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 29,908	29,908	29,908	29,908	29,908	29,908	29,908	29,908	$ 29,908	29,908	29,908	29,908	29,908	$ 29,908										22,225					19,201					20,165				12,025				11,327		14,880	15,240	11,726				10,287	10,000
Average Annual Return, Percent	34.57%								21.43%					11.58%
C000106876 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	33.43%								21.65%					11.64%
C000219745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 15,150	15,150	15,150	15,150	15,150	15,150	$ 15,150	15,150	$ 15,150	15,150	15,150	15,150	15,150	$ 15,150						13,889				12,299		11,681			10,408			12,277		13,844	12,411			10,860	$ 10,000
Average Annual Return, Percent	23.19%						10.37%
C000219745 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	21.90%						10.23%
C000234654 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 8,856	8,856	$ 8,856	8,856	8,856	8,856	$ 8,856	8,856	8,856	8,856	8,856	8,856	8,856	8,856			$ 8,578			8,283			$ 7,844	8,367	$ 7,895	8,847	$ 9,008		8,800	$ 9,908	$ 10,000
Average Annual Return, Percent	5.84%		(5.03%)
C000234654 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	5.42%		(5.11%)
C000141929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 23,540	23,540	$ 23,540	23,540	23,540	23,540	23,540	23,540	$ 23,540	23,540	23,540	23,540	23,540	$ 23,540										19,954					16,053					18,558				13,742				13,911		13,453	12,649	10,618				10,727	10,000
Average Annual Return, Percent	17.97%								11.09%					8.94%
C000141929 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	17.94%								11.10%					8.93%
C000168438 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 19,333	19,333	19,333	19,333	19,333	19,333	19,333	19,333	$ 19,333	19,333	19,333	$ 19,333	19,333	$ 19,333										18,464					18,087					22,588				18,276				12,595		12,646	11,801	10,238		$ 10,000
Average Annual Return, Percent	4.71%								8.95%			8.20%
C000168438 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.46%								8.71%			8.12%
C000232534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 6,474	6,474	6,474	$ 6,474	6,474	6,474	6,474	6,474	$ 6,474	6,474	6,474	$ 6,474	6,474	6,474						6,696				7,307		7,720			8,026			9,429	$ 10,000
Average Annual Return, Percent	(11.40%)			(15.40%)
C000232534 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	(11.52%)			(15.25%)
C000247094 [Member]
Account Value [Line Items]
Account Value	$ 11,606	11,606	11,606	$ 11,606	11,606	11,606	11,606	11,606	11,606	11,606	11,606	11,606	11,606	11,606	$ 11,157	$ 10,765	10,968	$ 10,402	$ 10,805	10,548	$ 10,246	$ 10,000
C000108744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,714	12,714	12,714	12,714	12,714	12,714	12,714	12,714	$ 12,714	12,714	12,714	12,714	12,714	$ 12,714										10,393					9,487					14,955				10,466				10,271		11,828	10,732	9,381				10,384	10,000
Average Annual Return, Percent	22.34%								4.36%					2.43%
C000108744 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	22.19%								4.30%					2.45%
C000140044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 9,337	9,337	9,337	9,337	9,337	9,337	9,337	9,337	$ 9,337	9,337	9,337	9,337	9,337	$ 9,337										9,035					9,428					8,321				5,912				7,248		7,707	8,336	7,766				7,978	10,000
Average Annual Return, Percent	3.34%								5.20%					(0.68%)
C000140044 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.41%								5.67%					(0.57%)
C000106878 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 21,174	21,174	21,174	21,174	21,174	21,174	21,174	21,174	$ 21,174	21,174	21,174	21,174	21,174	$ 21,174										16,069					15,840					16,813				11,473				11,096		12,010	11,410	9,813				9,195	10,000
Average Annual Return, Percent	31.65%								13.80%					7.79%
C000106878 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	31.27%								13.98%					7.75%
C000108740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 10,850	10,850	10,850	10,850	10,850	10,850	10,850	10,850	$ 10,850	10,850	10,850	10,850	10,850	$ 10,850										9,493					10,212					10,923				8,311				8,225		9,725	8,590	6,759				6,568	10,000
Average Annual Return, Percent	14.30%								5.70%					0.82%
C000108740 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	14.28%								5.78%					0.78%
C000219747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,570	11,570	11,570	11,570	$ 11,570	11,570	11,570	11,570	$ 11,570	11,570	11,570	11,570	11,570	$ 11,570						10,630				10,419		10,091			10,310			11,967		12,874	12,287	$ 10,000
Average Annual Return, Percent	11.04%				3.81%
C000219747 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	10.94%				3.83%
C000236608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,417	$ 13,417	13,417	13,417	$ 13,417	13,417	13,417	13,417	13,417	13,417	13,417	13,417	13,417	13,417			13,223			12,538			11,303	11,391	11,193	10,990	10,975	$ 10,000
Average Annual Return, Percent	17.78%	16.29%
C000236608 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	17.35%	16.15%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 11,003	$ 11,003	11,003	$ 11,003	$ 11,003	$ 11,003	11,003	$ 11,003	$ 11,003	11,003	11,003	11,003	$ 11,003	$ 11,003						10,033				9,562		9,227			9,443			10,892	10,000	12,076	12,196	10,000	10,000	10,275		9,238	10,000	10,193		10,658	10,731	8,617			10,000	7,705	10,000
Average Annual Return, Percent	15.07%			(0.84%)	2.48%	2.07%		2.79%	4.79%				5.82%	2.56%
MSCI All Qatar Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Qatar Capped Index
Account Value	$ 10,809	10,809	10,809	$ 10,809	$ 10,809	$ 10,809	10,809	$ 10,809	$ 10,809	10,809	10,809	10,809	$ 10,809	$ 10,809										10,312					12,641					10,516				9,137				8,695		8,470	7,304	8,695				8,836	10,000
Average Annual Return, Percent	4.82%								4.45%					0.78%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 15,410	15,410	15,410	15,410	15,410	15,410	15,410	15,410	$ 15,410	$ 15,410	15,410	15,410	15,410	$ 15,410	11,283	11,028	11,038	10,727	10,923	10,592	10,330	10,000		13,036					11,650					14,476				11,593				10,703	10,000	11,065	10,724	9,021				8,765	10,000
Average Annual Return, Percent	18.21%								7.56%	6.68%				4.42%
MSCI United Kingdom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Index
Account Value	$ 14,124	14,124	14,124	14,124	14,124	14,124	14,124	14,124	$ 14,124	$ 14,124	14,124	14,124	14,124	$ 14,124										11,579					10,085					10,922				8,583				9,301		9,804	9,385	8,373				8,719	10,000
Average Annual Return, Percent	21.98%								8.72%					3.51%
MSCI Indonesia IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Indonesia IMI 25/50 Index
Account Value	$ 9,898	9,898	9,898	9,898	9,898	9,898	9,898	9,898	$ 9,898	9,898	9,898	9,898	9,898	$ 9,898										9,898					9,965					8,629				7,761				9,854		8,950	9,973	9,402				7,205	10,000
Average Annual Return, Percent	0.00%								0.09%					(0.10%)
MSCI Brazil Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Brazil Small Cap Index
Account Value	$ 8,780	8,780	8,780	8,780	8,780	8,780	8,780	8,780	$ 8,780	8,780	8,780	8,780	8,780	$ 8,780										9,347					8,793					10,793				8,141				9,919		6,629	8,512	5,788				4,009	10,000
Average Annual Return, Percent	(6.07%)								(2.41%)					(1.29%)
MSCI All Peru Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Peru Capped Index
Account Value	$ 15,661	15,661	15,661	15,661	15,661	15,661	15,661	15,661	$ 15,661	15,661	15,661	15,661	15,661	$ 15,661										11,719					8,836					8,736				10,210				10,653		11,335	11,053	9,373				6,444	10,000
Average Annual Return, Percent	33.64%								8.01%					4.59%
MSCI New Zealand IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI New Zealand IMI 25/50 Index
Account Value	$ 17,549	17,549	17,549	17,549	17,549	17,549	17,549	17,549	$ 17,549	17,549	17,549	17,549	17,549	$ 17,549										15,657					15,882					20,640				19,301				15,884		14,522	13,147	12,600				8,331	10,000
Average Annual Return, Percent	12.09%								2.01%					5.79%
MSCI All Ireland Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Ireland Capped Index
Account Value	$ 23,674	23,674	23,674	23,674	23,674	23,674	23,674	23,674	$ 23,674	23,674	23,674	23,674	23,674	$ 23,674										19,417					13,987					19,918				13,643				12,397		14,254	13,294	11,602				11,826	10,000
Average Annual Return, Percent	21.93%								13.81%					9.00%
MSCI Saudi Arabia IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Saudi Arabia IMI 25/50 Index
Account Value	$ 22,049	22,049	22,049	22,049	22,049	22,049	22,049	22,049	$ 22,049	22,049	22,049	22,049	$ 22,049	$ 22,049										20,606					21,833					19,706				13,436				13,690		13,068	11,170	8,908			$ 10,000
Average Annual Return, Percent	7.00%								10.00%				9.23%
MSCI Japan Value Index USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan Value Index (USD)
Account Value	$ 15,889	15,889	15,889	15,889	15,889	15,889	15,889	15,889	$ 15,889	$ 15,889	15,889	15,889	$ 15,889	15,889										12,987					10,754					12,105				9,922				9,770	$ 10,000
Average Annual Return, Percent	22.35%								10.21%	8.81%
MSCI China Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Small Cap Index
Account Value	$ 5,896	5,896	5,896	5,896	5,896	5,896	5,896	5,896	$ 5,896	$ 5,896	5,896	5,896	5,896	$ 5,896										6,941					8,512					13,611				11,136				9,143		10,625	10,667	9,469				8,670	10,000
Average Annual Return, Percent	(15.06%)								(8.40%)					(5.15%)
MSCI EM Extended ESG Leaders 5 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Extended ESG Leaders 5% Issuer Capped Index
Account Value	$ 10,651	10,651	10,651	10,651	10,651	10,651	10,651	$ 10,651	$ 10,651	10,651	10,651	10,651	10,651	$ 10,651						9,751				9,593		9,438			9,663			11,334		12,795	12,419			10,167		$ 9,176	$ 10,000
Average Annual Return, Percent	11.03%							1.39%
MSCI Poland IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Poland IMI 25/50 Index
Account Value	$ 11,152	11,152	11,152	11,152	11,152	11,152	11,152	$ 11,152	$ 11,152	11,152	11,152	11,152	11,152	$ 11,152										8,324					5,359					9,623				7,502				8,244		9,532	10,527	6,783				7,994	10,000
Average Annual Return, Percent	33.97%								6.23%					1.10%
MSCI Philippines IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Philippines IMI 25/50 Index
Account Value	$ 8,645	8,645	8,645	8,645	8,645	8,645	8,645	8,645	$ 8,645	8,645	8,645	8,645	8,645	$ 8,645										7,408					7,855					8,816				7,571				9,632		9,118	9,795	10,570				9,442	10,000
Average Annual Return, Percent	16.70%								(2.14%)					(1.45%)
MSCI Finland IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Finland IMI 25/50 Index
Account Value	$ 14,327	14,327	14,327	14,327	14,327	14,327	14,327	14,327	$ 14,327	14,327	14,327	14,327	14,327	$ 14,327										12,727					12,713					17,989				13,976				11,626		13,164	12,139	9,883				9,208	10,000
Average Annual Return, Percent	12.57%								4.27%					3.66%
MSCI Japan 100 Hedged to USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan 100% Hedged to USD Index
Account Value	$ 30,559	30,559	30,559	30,559	30,559	30,559	30,559	30,559	$ 30,559	30,559	30,559	30,559	30,559	$ 30,559										24,190					19,051					18,432				14,792				13,249		14,356	12,836	10,507				12,029	10,000
Average Annual Return, Percent	26.33%								18.19%					11.82%
MSCI China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Account Value	$ 10,563	10,563	10,563	10,563	10,563	10,563	10,563	10,563	$ 10,563	10,563	10,563	10,563	10,563	$ 10,563										10,864					11,748					16,359				17,238				12,555		13,250	13,222	9,794				9,066	10,000
Average Annual Return, Percent	(2.77%)								(3.40%)					0.55%
MSCI Denmark IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Denmark IMI 25/50 Index
Account Value	$ 30,880	30,880	30,880	30,880	30,880	30,880	30,880	30,880	$ 30,880	30,880	30,880	30,880	30,880	$ 30,880										24,428					19,721					25,761				18,733				13,386		14,436	14,034	11,524				10,867	10,000
Average Annual Return, Percent	26.42%								18.20%					11.94%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 12,996	$ 12,996	$ 12,996	12,996	12,996	12,996	$ 12,996	12,996	$ 12,996	12,996	$ 12,996	$ 12,996	12,996	$ 12,996			12,201			11,756			10,693	10,528	9,875	9,546	9,546	10,000	9,239	9,792	10,000	13,543		14,296	12,562			11,113	10,000			14,085		14,125	12,678	10,825	10,000	10,000
Average Annual Return, Percent	23.44%	21.01%	11.81%				13.31%		12.14%		11.85%	10.88%
MSCI EAFE Extended ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Extended ESG Focus Index
Account Value	$ 20,079	$ 20,079	$ 20,079	20,079	20,079	20,079	$ 20,079	20,079	$ 20,079	20,079	$ 20,079	$ 20,079	20,079	20,079										16,838					14,263					17,869				14,089				13,145		13,513	12,901	10,991	$ 10,000
Average Annual Return, Percent	19.25%								8.84%		8.90%
MSCI All Kuwait Select Size Liquidity Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Kuwait Select Size Liquidity Capped Index
Account Value	$ 16,366	16,366	16,366	16,366	16,366	$ 16,366	16,366	16,366	$ 16,366	16,366	$ 16,366	16,366	16,366	16,366						15,945				15,000		15,053			16,202			15,836		13,794	11,121		$ 10,000
Average Annual Return, Percent	9.10%					13.12%
MSCI India Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Small Cap Index
Account Value	$ 37,066	37,066	37,066	37,066	37,066	$ 37,066	37,066	37,066	$ 37,066	37,066	37,066	37,066	37,066	$ 37,066										25,713					21,387					22,055				12,589				11,805		15,378	15,558	11,822				10,273	10,000
Average Annual Return, Percent	44.15%								25.71%					14.00%
MSCI EAFE Choice ESG Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Choice ESG Screened Index
Account Value	$ 15,111	15,111	15,111	15,111	15,111	15,111	$ 15,111	15,111	$ 15,111	15,111	15,111	15,111	15,111	$ 15,111						13,877				12,319		11,728			10,472			12,323		13,869	12,432			10,859	$ 10,000
Average Annual Return, Percent	22.66%						10.32%
Morningstar Global Food Innovation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Food Innovation Index
Account Value	$ 8,845	8,845	$ 8,845	8,845	8,845	8,845	$ 8,845	8,845	8,845	8,845	8,845	8,845	8,845	8,845			8,560			8,283			7,845	8,371	7,881	8,878	8,965		8,826	$ 9,918	$ 10,000
Average Annual Return, Percent	5.67%		(5.09%)
MSCI EMU 100 Hedged to USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EMU 100% Hedged to USD Index
Account Value	$ 23,695	23,695	$ 23,695	23,695	23,695	23,695	23,695	23,695	$ 23,695	23,695	23,695	23,695	23,695	$ 23,695										20,136					16,203					18,784				14,009				14,083		13,613	12,754	10,703				10,807	10,000
Average Annual Return, Percent	17.67%								10.97%					9.01%
MSCI ACWI Sustainable Impact Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Sustainable Impact Index
Account Value	$ 19,533	19,533	19,533	19,533	19,533	19,533	19,533	19,533	$ 19,533	19,533	19,533	$ 19,533	19,533	$ 19,533										18,645					18,226					22,848				18,436				12,689		12,739	11,862	10,245		$ 10,000
Average Annual Return, Percent	4.76%								9.01%			8.34%
MSCI China Technology Sub Industries Select Capped Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Technology Sub-Industries Select Capped Net Index
Account Value	$ 6,638	6,638	6,638	$ 6,638	6,638	6,638	6,638	6,638	$ 6,638	6,638	6,638	$ 6,638	6,638	6,638						6,845				7,409		7,802			8,141			9,448	$ 10,000
Average Annual Return, Percent	(10.41%)			(14.58%)
MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index [Member]
Account Value [Line Items]
Account Value	$ 11,617	11,617	11,617	$ 11,617	11,617	11,617	11,617	11,617	11,617	11,617	11,617	11,617	11,617	11,617	$ 11,165	$ 10,785	10,931	$ 10,468	$ 10,802	10,551	$ 10,372	$ 10,000
MSCI United Kingdom Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Small Cap Index
Account Value	$ 13,456	13,456	13,456	13,456	13,456	13,456	13,456	13,456	$ 13,456	13,456	13,456	13,456	13,456	$ 13,456										10,966					9,981					15,607				10,855				10,579		12,124	10,923	9,491				10,455	10,000
Average Annual Return, Percent	22.70%								4.93%					3.01%
MSCI All UAE Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All UAE Capped Index
Account Value	$ 10,036	10,036	10,036	10,036	10,036	10,036	10,036	10,036	$ 10,036	10,036	10,036	10,036	10,036	$ 10,036										9,722					10,071					8,782				6,061				7,429		7,922	8,511	7,867				8,018	10,000
Average Annual Return, Percent	3.23%								6.20%					0.04%
MSCI India Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 24,973	24,973	24,973	24,973	24,973	24,973	24,973	24,973	$ 24,973	24,973	24,973	24,973	24,973	$ 24,973										17,872					17,638					18,215				11,894				11,548		12,504	11,673	9,938				9,235	10,000
Average Annual Return, Percent	39.73%								16.68%					9.58%
MSCI Norway IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Norway IMI 25/50 Index
Account Value	$ 11,238	11,238	11,238	11,238	11,238	11,238	11,238	11,238	$ 11,238	11,238	11,238	11,238	11,238	$ 11,238										9,799					10,510					11,165				$ 8,458				$ 8,341		$ 9,820	$ 8,631	$ 6,782				$ 6,582	$ 10,000
Average Annual Return, Percent	14.69%								6.15%					1.17%
MSCI Emerging Markets Choice ESG Screened 5 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index
Account Value	$ 11,796	11,796	11,796	11,796	$ 11,796	11,796	11,796	11,796	$ 11,796	11,796	11,796	11,796	11,796	$ 11,796						10,772				10,508		10,165			$ 10,436			$ 12,036		$ 12,972	$ 12,341	$ 10,000
Average Annual Return, Percent	12.26%				4.33%
MSCI ACWI IMI Sustainable Water Transition Extended Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Sustainable Water Transition Extended Capped Index
Account Value	$ 13,391	$ 13,391	$ 13,391	$ 13,391	$ 13,391	$ 13,391	$ 13,391	$ 13,391	$ 13,391	$ 13,391	$ 13,391	$ 13,391	$ 13,391	$ 13,391			$ 13,167			$ 12,512			$ 11,277	$ 11,367	$ 11,133	$ 10,983	$ 10,852	$ 10,000
Average Annual Return, Percent	17.81%	16.20%